UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Tegean Capital Management, LLC

Address:     Two Grand Central Tower
             140 East 45th Street, 37th Floor
             New York, New York 10017

13F File Number: 028-14980

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald Henry
Title:   Chief Financial Officer
Phone:   (212) 201-1954


Signature, Place and Date of Signing:

/s/ Donald Henry                New York, New York             May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $138,018
                                        (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name


None.


                                           FORM 13F INFORMATION TABLE
                                         Tegean Capital Management, LLC
                                                 March 31, 2013


COLUMN 1                   COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                           TITLE                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
--------------             ---------        ------      --------   -------  --- ----   ----------   ---------   -----   ------  ----
AMERICAN INTL GROUP INC    COM NEW          026874784   12,617     325,000  SH         SOLE                     325,000
ASSURED GUARANTY LTD       COM              G0585R106   13,397     650,000  SH         SOLE                     650,000
CAPITAL ONE FINL CORP      COM              14040H105   13,188     240,000  SH         SOLE                     240,000
CITIGROUP INC              COM NEW          172967424   12,166     275,000  SH         SOLE                     275,000
FORD MTR CO DEL            COM PAR $0.01    345370860    7,890     600,000  SH         SOLE                     600,000
GOLDMAN SACHS GROUP INC    COM              38141G104   12,508     85,000   SH         SOLE                      85,000
JPMORGAN CHASE & CO        COM              46625H100    9,255     195,000  SH         SOLE                     195,000
MARKET VECTORS ETF TR      GOLD MINER ETF   57060U100    3,785     100,000      CALL   SOLE                     100,000
METLIFE INC                COM              59156R108   17,109     450,000  SH         SOLE                     450,000
MORGAN STANLEY             COM NEW          617446448   13,188     600,000  SH         SOLE                     600,000
ORIENTAL FINL GROUP INC    COM              68618W100    3,878     250,000  SH         SOLE                     250,000
SPDR S&P 500 ETF TR        TR UNIT          78462F103    6,267     40,000       PUT    SOLE                      40,000
SYNOVUS FINL CORP          COM              87161C105      750     270,769  SH         SOLE                     270,769
WELLS FARGO & CO NEW       COM              949746101   12,022     325,000  SH         SOLE                     325,000



SK 26398 0001 1382097